Other Liabilities - Non-current - Summary of Movement of Contract Liabilities (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Miscellaneous non-current liabilities [abstract]
Opening contract liabilities	$ 1,396.4	₨ 105,836.3	₨ 92,724.0
Amount recognized in revenue during the year	(607.7)	(46,061.9)	(38,229.3)
Amount received in advance during the year	708.8	53,721.2	45,151.5
Amount refunded to customers during the year	(20.1)	(1,522.0)	(63.6)
Currency translation	(13.6)	(1,028.1)	6,253.7
Balance at the end	$ 1,463.8	₨ 110,945.5	₨ 105,836.3